Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 196	$ 381	$ 523	$ 577	$ 704
Cumulative after-tax gain on equity securities designated at FVOCI	43	36	72	79	111
Dividend income	$ 42	$ 38	$ 26	$ 80	$ 52